Short-term loans (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Conditions of short-term loans [line items]
Short-term loans represented the notes receivable that were discounted with resource	¥ 24,000	¥ 126,000
Short-term loans	80,251,348	57,668,874
Xi'an Thermal Power Research Institute Co., Ltd. ("Xi'an Thermal") [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 100,000	¥ 100,000
Annual interest rate	4.13%	3.92%
Huaneng Finance [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 6,505,000	¥ 3,355,000
Annual interest rate	from 3.92% to 4.35%	from 3.92% to 4.13%
A subsidiary of Huaneng Energy & Communications Holdings Co., Ltd. [member]
Conditions of short-term loans [line items]
Short-term loans	¥ 753,000	¥ 0
Annual interest rate	from 3.92% to 4.13%